Major commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Minimum rental payments for operating leases and minimum lease payments for capital leases in each of the next five years and thereafter
In millions		Operating	Capital
2015		$155	$107
2016		116	343
2017		94	164
2018		77	15
2019		56	15
2020 and thereafter		214	171
Total		$712	815
Less:	Imputed interest on capital leases at rates ranging from approximately 0.7% to 8.5%		145
Present value of minimum lease payments included in debt (Note 10)			$670

Provision for personal injury and other claims in Canada

       As at December 31, 2014, 2013 and 2012, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2014	2013	2012
Beginning of year	$210	$209	$199
Accruals and other	28	38	55
Payments	(35)	(37)	(45)
End of year	$203	$210	$209
Current portion - End of year	$28	$31	$39

Provision for personal injury and other claims in the U.S.

As at December 31, 2014, 2013 and 2012, the Company's provision for personal injury and other claims in the U.S. was as follows:

In millions	2014	2013	2012
Beginning of year	$106	$105	$111
Accruals and other	2	18	31
Payments	(22)	(24)	(34)
Foreign exchange	9	7	(3)
End of year	$95	$106	$105
Current portion - End of year	$20	$14	$43

Provision for specific environmental sites

       As at December 31, 2014, 2013 and 2012, the Company's provision for specific environmental sites was as follows:

In millions	2014	2013	2012
Beginning of year	$119	$123	$152
Accruals and other	11	12	(4)
Payments	(19)	(18)	(24)
Foreign exchange	3	2	(1)
End of year	$114	$119	$123
Current portion - End of year	$45	$41	$31